UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suit 2 Omaha, NE  68130

(Address of principal executive offices)

(Zip code)

James  Ash,        Gemini Fund Services, LLC

             80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  6/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares					Dividend %	Maturity	Value
		PREFERRED STOCK - 3.7%
		ELECTRIC - 1.3%
6,920		Connecticut Light & Power Co., Series 1949			3.9000	Perpetual	$ 320,699
6,225		Pacific Gas & Electric Co., Series D			5.0000	Perpetual	144,296
							464,995
		INSURANCE - 2.4%
1,000		XLIT Ltd., Series D (a)			3.3536	Perpetual	847,813

		TOTAL PREFERRED STOCK (Cost - $1,319,686)					1,312,808

Principal Amount ($)					Coupon Rate (%)
		BONDS & NOTES - 34.0%
		AIRLINES - 2.9%
1,000,000		US Airways 2013-1 Class B Pass Through Trust			5.3750	5/15/2021	1,035,000

		AUTOMOBILE ABS - 0.9%
319,530		Chesapeake Funding LLC 2012-1A A (a,b)			0.9055	11/7/2023	320,752
3,955		SMART Trust 2012-4 US A2A			0.6700	6/14/2015	3,956
							324,708
		BANKS - 7.7%
720,000		BBVA US Senior SAU			4.6640	10/9/2015	753,003
1,500,000		Credit Suisse Group AG (a,b)			6.2500	12/29/2049	1,512,375
525,000		Wachovia Capital Trust III (a)			5.5698	Perpetual	511,875
							2,777,253
		CHEMICALS - 0.6%
500		Ashland, Inc. (b)			4.7500	8/15/2022	505
200,000		Braskem Finance Ltd.			6.4500	2/3/2024	214,250
							214,755
		COMMERCIAL MBS - 0.0%
1,063		Chase Commercial Mortgage Securities Corp. 1998 - 1F(a,b)			6.5600	5/18/2030	1,061
5,484		SMA Issuer I LLC 2012 - LUIA (b)			3.5000	8/20/2025	5,484
							6,545
		DIVERSIFIED FINANCIAL SERVICES - 2.2%
505,000		International Lease Finance Corp.			3.8750	4/15/2018	518,572
250,000		Rio Oil Finance Trust Series 2014-1 (b)			6.2500	7/6/2024	262,952
							781,524
		ELECTRIC - 0.2%
74,287		Energy Future Intermediate Holding Co LLC / EFIH Finance, Inc. (b,c)			11.2500	12/1/2018	89,702

		ENGINEERING & CONSTRUCTION - 0.8%
300,000		OAS Finance Ltd. (b)			8.0000	7/2/2021	303,750

		FOOD - 0.9%
300,000		Marfrig Overseas Ltd. (b)			9.5000	5/4/2020	325,500

		FOREIGN GOVERNMENT - 0.8%
1,945,000	SEK	Sweden Government Bond			1.5000	11/13/2023	285,631
Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		INSURANCE - 4.8%
1,065,000		Aon Corp			8.2050	1/1/2027	$ 1,362,755
335,000		Sirius International Group Ltd. (a,b)			7.5060	5/29/2049	353,425
							1,716,180
		MUNICIPAL - 1.0%
360,000		La Paz County Industrial Development Authority			7.0000	3/1/2034	354,960

		REALESTATE - 0.7%
250,000		Arbor Realty Collateralized Loan Obligation 2014-1 A B Ltd. (a,b)			4.6518	5/15/2024	250,000

		SEMICONDUCTORS - 1.2%
400,000		Advanced Micro Devices, Inc.			7.5000	8/15/2022	433,500

		SOFTWARE - 1.6%
523,965		First Data Holdings, Inc. (b,d)			14.5000	9/24/2019	584,876

		STUDENT LOAN ABS - 1.8%
267,677		SLM Private Credit Student Loan Trust 2005-B A2 (a)			0.4106	3/15/2023	265,165
354,065		SLM Private Education Loan Trust 2010-A2A (a,b)			3.4020	5/16/2044	376,763
							641,928
		TELECOMMUNICATIONS - 3.5%
4,000,000		NII Capital Corp.			10.0000	8/15/2016	1,260,000

		US GOVERNMENT AGENCY - 2.4%
600,000		Federal National Mortgage Association			3.0000	7/1/2042	592,922
3,499,905		Government National Mortgage Association (a)			3.0000	11/20/2061	251,643
							844,565

		TOTAL BONDS & NOTES (Cost - $12,897,035)					12,230,377

Number of
Contracts *						Expiration	Value
		PURCHASED PUT OPTIONS ** - 0.0%
100		CDX.NA.IG.22 @ $70.00				7/1/2014	210
		(Cost - $7,600)
Shares
		SHORT-TERM INVESTMENTS - 58.8%
		MONEY MARKET FUND - 58.8%
3,839,603		BlackRock Liquidity Funds Treasury Trust Fund Portfolio 0.00% (e)					3,839,603
17,332,405		Daily Income Fund - Money Market Portfolio 0.00% (e)					17,332,405
		TOTAL SHORT-TERM INVESTMENTS (Cost - $ 21,172,008)					21,172,008

		TOTAL INVESTMENTS - 96.5% (Cost - $35,396,328) (f)					$ 34,715,403
		ASSETS LESS OTHER LIABILITIES - 3.4%					1,277,250
		NET ASSETS - 100.0%					$ 35,992,653

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

ABS - Asset Back Security			JGB- Japanese Yen		SEK - Swedish Krona
CMO - Collateralized Mortgage Obligation			GBP - British Pound
MBS - Mortgage Backed Security			EUR - Euro
*		Each option contract allows 100 shares of the underlying security to purchase or sell at the excise price
**	Non Income producing
(a)		Variable rate security - interest rate subject to periodic change.
(b)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2014, these securities amounted to $4,387,145 or 11.9% of net assets.

(c)	Security in Default.
(d)	Pay-in-kind.
(e)		Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.
(f)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $35,396,329 (excluding securities sold short, futures and swaps) and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

					Unrealized Appreciation:		$ 458,659
					Unrealized Depreciation:		(1,156,262)
				Net Unrealized Depreciation:			$ (697,603)

		SECURITIES SOLD SHORT - (1.7) %			Coupon Rate (%)	Maturity	Value
		BONDS & NOTES - (1.7) %
		US GOVERNMENT AGENCY - (1.7) %
(600,000)		Government National Mortgage Association			3.3510	7/1/2044	$ (605,813)
		(Proceeds - $598,781)

Long/Short Contracts							Unrealized Appreciation (Depreciation)
		FUTURES CONTRACTS
		OPEN LONG FUTURES CONTRACTS
1		Euro-Bund Future maturing September 2014					$ 1,807
		(Underlying Face Amount at Value EUR 201,242)

		OPEN SHORT FUTURES CONTRACTS
(2)		SGX Japanese Governament Bond Future maturing September 2014
		(Underlying Face Amount at Value JGB 287,600)					(809)
(5)		Long Gilt Future maturing September 2014
		(Underlying Face Amount at Value GBP 939,980)					1,026
(6)		Euro-Bund Future maturing September 2014
		(Underlying Face Amount at Value EUR 1,207,452)					(137)
(37)		10-Year U.S. Treasury Note Future maturing September 2014
		(Underlying Face Amount at Value USD 4,631,364)					(4,354)
(3)		U.S. Treasury Long Bond Future maturing September 2014
		(Underlying Face Amount at Value USD 411,564)					(1,664)
							(5,938)

NET UNREALIZED LOSS FROM OPEN FUTURES CONTRACTS							$ (4,131)
Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

OPEN SWAP CONTRACTS
		Protection			Notional Value	Upfront	Unrealized
		Premium	Termination	Notional	at June 30,	Payments	Appreciation
Reference Entity *		Rate %	Date	Principal	2014	(Received)	(Depreciation)
Bought Protection:
Alcoa		1.00%	6/20/2019	$ 2,000,000	$ 2,023,446	$ 30,469	$ (53,915)
Aon Corp.		1.00%	9/20/2018	1,000,000	1,043,839	(30,830)	(13,009)
CDX.NA.HY.19.V1		5.00%	12/20/2017	500,000	607,714	(46,218)	(61,496)
CDX.NA.IG.20.V1		1.00%	6/20/2018	1,000,000	1,038,553	(21,906)	(16,647)
First Data Corp.		5.00%	3/20/2019	500,000	606,306	(39,021)	(67,285)
Motorola Solutions Inc.		1.00%	9/20/2018	1,000,000	1,034,465	(17,768)	(16,697)
Occidental Petroleum		1.00%	12/20/2018	1,000,000	1,044,868	(26,100)	(18,768)
Rio Tinto Finance USA Ltd.		1.00%	6/20/2018	1,000,000	1,050,706	(13,032)	(37,674)
Rio Tinto Finance USA PLC		1.00%	6/20/2018	1,000,000	1,043,706	(13,032)	(30,674)
Seagate Technology HDD Holding		5.00%	12/20/2017	1,000,000	1,181,282	(148,035)	(33,247)
Wells Fargo & Company		1.00%	6/20/2018	1,000,000	1,012,740	(17,603)	4,863

Sold Protection:
Assured Guaranty		5.00%	6/20/2019	500,000	545,177	34,704	(10,473)
El Paso Corporation		1.00%	6/20/2017	2,000,000	1,891,066	2,424	111,358
Hewlett-Packard Co.		1.00%	9/20/2018	1,000,000	968,708	20,172	51,464
NRG Energy, Inc.		5.00%	12/20/2014	750,000	747,183	16,913	19,730
Seagate Technology		5.00%	12/20/2018	1,000,000	1,129,613	173,864	44,251
Teck Resources Ltd.		1.00%	6/20/2018	1,000,000	944,606	3,477	58,871
Teck Resourses Ltd.		1.00%	6/20/2018	1,000,000	952,057	3,477	51,420
Transocean		1.00%	6/20/2019	2,000,000	1,919,290	(37,950)	42,760
Wells Fargo & Company		1.00%	6/20/2018	1,000,000	1,011,715	(1,000)	(12,715)
			NET UNREALIZED GAIN FROM SWAP CONTRACTS				$ 12,117

* Counterparty - Citigroup Global Markets Inc.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Swaps are valued each day by an independent pricing service approved by the Board.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*		Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes		$ -	$ 12,230,377	$ -	$ 12,230,377
Preferred Stock		1,312,808	-	-	1,312,808
Options Purchased		210			210
Short-Term Investments		21,172,008	-	-	21,172,008
Total		$ 22,485,026	$ 12,230,377	$ -	$ 34,715,403
Derivatives
Forward Currency Exchange Contracts		$ -	$ 3,316	$ -	$ 3,316
Futures		2,833	-	-	2,833
Swaps		-	384,717	-	384,717
	Total Derivatives	2,833	388,033	-	390,866
	Total Assets	$ 22,487,859	$ 12,618,410	$ -	$ 35,106,269
Liabilities *
Securities Sold Short		$ (605,813)	$ -	$ -	$ (605,813)

Derivatives
Forward Currency Exchange Contracts		$ -	$ (3,679)	$ -	$ (3,679)
Futures		(6,964)	-	-	(6,964)
Swaps		-	(372,600)	-	(372,600)
	Total Liabilities	$ (612,777)	$ (376,279)	$ -	$ (989,056)
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty non performance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

As of June 30, 2014 the following Forward Foreign Currency Exchange contracts were open:

					Unrealized
	Settlement	Local	U.S. Dollar		Appreciation
Foreign Currency	Date	Currency	Market Value	Counterparty	(Depreciation)
To Buy:
EURO	7/31/2014	182,168	$ 247,956	Citigroup	$ (1,414)
JAPANESE YEN	7/31/2014	59,826,886	588,268	Citigroup	(2,265)
			$ 836,224		$ (3,679)
To Sell:
CANADIAN DOLLAR	7/31/2014	654,578	611,881	Citigroup	2,400
MEXICAN PESO	7/31/2014	2,511,991	192,692	Citigroup	916
			$ 804,573		$ 3,316

Total unrealized depreciation on forward foreign currency exchange contracts					$ (363)

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

Bandon Isolated Alpha Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of June 30, 2014 categorized by risk exposure.

Unrealized appreciation/(depreciation) on derivatives:
		Equity Contracts	Foreign Exchange Contracts	Counter Party	Interest Rate contracts	Total Value at June 30, 2014
Options Purchased		$ -	$ -	$ -	$ (7,390.00)	$ (7,390)
Futures		-	-	-	(4,131)	(4,131)
Swap		-	-	-	12,117	12,117
Forward Foreign Currency Exchange		-	(363)	-	-	(363)
	Total	$ -	$ -	$ -	$ 596	$ 233

The amounts of derivative instruments disclosed, on the Portfolio of Investments at June 30, 2014 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/25/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/25/2014